Debt - Senior Secured Notes (Details) - USD ($) $ in Millions			1 Months Ended
	Mar. 31, 2024	Nov. 07, 2023	Nov. 30, 2024	Aug. 31, 2024	Dec. 31, 2024
Senior secured notes due 2028 and 2030, original issuance
Debt Instrument [Line Items]
Principal		$ 1,540.0
2028 Notes
Debt Instrument [Line Items]
Principal issued		$ 1,025.0
Issue price %		97.75%
Debt proceeds, gross of premium / (net of discount) and issuance costs		$ 1,001.9
Debt instrument, interest rate		10.00%			10.00%
2030 Notes
Debt Instrument [Line Items]
Principal issued		$ 515.0
Issue price %		97.00%
Debt proceeds, gross of premium / (net of discount) and issuance costs		$ 499.5
Debt instrument, interest rate		10.375%			10.375%
2028 Notes, additional
Debt Instrument [Line Items]
Principal	$ 200.0
Issue price %	102.50%
Proceeds from debt	$ 211.9
2028 Notes, further additional
Debt Instrument [Line Items]
Principal				$ 150.0
Issue price %				102.50%
Proceeds from debt				$ 157.5
Additional 2030 Notes
Debt Instrument [Line Items]
Principal			$ 175.0
Issue price %			102.50%
Proceeds from debt			$ 188.1